                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                     Omaha, NE               August 13, 2009
-------------------------------------   ---------------------   ----------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21
Form 13F Information Table Entry Total:           110
Form 13F Information Table Value Total:   $48,954,993
                                          (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ---------------------------------------------------
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2009

Column 1           Column 2   Column 3    Column 4    Column 5          Column 6           Column 7                Column 8
--------           -------- ----------- ----------- ----------- -------------------- -------------------- --------------------------
                                                                     Investment
                                                                     Discretion
                                                                --------------------                           Voting Authority
                                           Market    Shares or         (b)     (c)                        --------------------------
                   Title of    CUSIP     Value (In   Principal  (a)  Shared- Shared-        Other              (a)     (b)     (c)
Name of Issuer       Class     Number    Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------     -------- ----------- ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American Express
   Co.                Com   025816 10 9     400,318  17,225,400         X            4, 2, 5, 17           17,225,400
                                            185,795   7,994,634         X            4, 13, 17              7,994,634
                                          2,794,747 120,255,879         X            4, 14, 17            120,255,879
                                             45,158   1,943,100         X            4, 3, 17, 19, 20, 21   1,943,100
                                             32,529   1,399,713         X            4, 16, 17              1,399,713
                                             19,518     839,832         X            4, 8, 17                 839,832
                                             45,368   1,952,142         X            4, 17                  1,952,142
Bank of America
   Corp.              Com   060505 10 4      66,000   5,000,000         X            4, 9, 10, 11, 14, 17   5,000,000
Beckton Dickson &
   Co.                Com   075887 10 9      85,572   1,200,000         X            4, 9, 10, 11, 14, 17   1,200,000
Burlington
   Northern Santa
   Fe                 Com   12189T 10 4   5,646,183  76,777,029         X            4, 14, 17             76,777,029
Carmax Inc.           Com   143130 10 2     132,320   9,000,000         X            4, 9, 10, 11, 14, 17   9,000,000
Coca Cola             Com   191216 10 0      19,196     400,000         X            4, 17                    400,000
                                             85,230   1,776,000         X            4, 15, 17              1,776,000
                                            345,797   7,205,600         X            4, 3, 17, 19, 20, 21   7,205,600
                                          1,926,395  40,141,600         X            4, 2, 5, 17           40,141,600
                                          6,715,989 139,945,600         X            4, 14, 17            139,945,600
                                            438,590   9,139,200         X            4, 13, 17              9,139,200
                                             23,035     480,000         X            4, 16, 17                480,000
                                             43,767     912,000         X            4, 7, 17                 912,000
Comcast Corp        CLA SPL 20030N 20 0     169,200  12,000,000         X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco Holding
   Co.                Com   200334 10 0       9,136   1,218,199         X            4, 14, 17              1,218,199
                                              2,272     302,963         X            4, 2, 5, 17              302,963
                                                129      17,215         X            4, 13, 17                 17,215
ConocoPhillips        Com   20825C 10 4   2,375,791  56,485,759         X            4, 14, 17             56,485,759
                                             84,120   2,000,000         X            4, 13, 17              2,000,000
                                            252,360   6,000,000         X            4, 9, 10, 11, 14, 17   6,000,000
Costco Wholesale
   Corp.              Com   22160K 10 5     240,528   5,254,000         X            4, 14, 17              5,254,000
Eaton Corporation     Com   278058 10 2      89,220   2,000,000         X            4, 9, 10, 11, 14, 17   2,000,000
Gannett Inc.          Com   364730 10 1      12,308   3,447,600         X            4, 14, 17              3,447,600
General Electric
   Co.                Com   369604 10 3      91,157   7,777,900         X            4                      7,777,900
GlaxoSmithKline       ADR   37733W 10 5      53,381   1,510,500         X            4, 14, 17              1,510,500
Home Depot Inc.       Com   437076 10 2      65,169   2,757,898         X            4, 9, 10, 11, 14, 17   2,757,898
Ingersoll-Rd
   Company LTD.       CLA   G4776G 10 1      13,292     636,600         X            4                        636,000
                                            149,351   7,146,000         X            4, 9, 10, 11, 14, 17   7,146,000
Iron Mountain Inc.    Com   462846 10 6      96,951   3,372,200         X            4, 9, 10, 11, 14, 17   3,372,200
                                        -----------
                                         22,755,872
                                        -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2009

Column 1           Column 2   Column 3    Column 4    Column 5          Column 6           Column 7                Column 8
--------           -------- ----------- ----------- ----------- -------------------- -------------------- --------------------------
                                                                     Investment
                                                                     Discretion
                                                                --------------------                           Voting Authority
                                           Market    Shares or         (b)     (c)                        --------------------------
                   Title of    CUSIP     Value (In   Principal  (a)  Shared- Shared-        Other              (a)     (b)     (c)
Name of Issuer       Class     Number    Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------     -------- ----------- ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Johnson & Johnson     Com   478160 10 4     282,477   4,973,200         X            4                     4,973,200
                                            980,631  17,264,633         X            4, 14, 17            17,264,633
                                             18,477     325,300         X            4, 3, 17, 19, 20, 21    325,300
                                            516,153   9,087,200         X            4, 13, 17             9,087,200
                                             44,986     792,000         X            4, 2, 5, 12, 17         792,000
                                             32,660     575,000         X            4, 18                   575,000
                                            221,367   3,897,300         X            4, 9, 10, 11, 14, 17  3,897,300
Kraft Foods Inc.      Com   50075N 10 4   2,260,896  89,222,400         X            4, 14, 17            89,222,400
                                            780,226  30,790,300         X            4, 2, 5, 17          30,790,300
                                            253,400  10,000,000         X            4, 3, 17, 19, 20, 21 10,000,000
                                              6,583     259,800         X            4, 2, 5, 12, 17         259,800
                                            202,720   8,000,000         X            4                     8,000,000
Lowes Companies
   Inc.               Com   548661 10 7     126,165   6,500,000         X            4, 9, 10, 11, 14, 17  6,500,000
M & T Bank
   Corporation        Com   55261F 10 4     305,751   6,003,360         X            4, 14, 17             6,003,360
                                             27,808     546,000         X            4, 9, 10, 11, 14, 17    546,000
                                              8,439     165,700         X            4, 13, 17               165,700
Moody's               Com   615369 10 5     850,594  32,280,600         X            4, 14, 17            32,280,600
                                            414,206  15,719,400         X            4, 9, 10, 11, 14, 17 15,719,400
NRG Energy, Inc.      Com   629377 50 8     186,912   7,200,000         X            4, 9, 10, 11, 14, 17  7,200,000
Nalco Holding Co.     Com   62985Q 10 1     151,560   9,000,000         X            4, 9, 10, 11, 14, 17  9,000,000
Nike Inc.             Com   654106 10 3     395,651   7,641,000         X            4, 9, 10, 11, 14, 17  7,641,000
Norfolk Southern
   Corp.              Com   655844 10 8      72,816   1,933,000         X            4, 2, 5, 17           1,933,000
Procter & Gamble
   Co.                Com   742718 10 9   2,846,286  55,700,318         X            4, 14, 17            55,700,318
                                          1,036,308  20,280,000         X            4, 2, 5, 17          20,280,000
                                            318,864   6,240,000         X            4, 13, 17             6,240,000
                                            318,864   6,240,000         X            4, 3, 17, 19, 20, 21  6,240,000
                                             39,858     780,000         X            4, 15, 17               780,000
                                             79,716   1,560,000         X            4, 7, 17              1,560,000
                                             58,289   1,140,692         X            4, 9, 10, 11, 14, 17  1,140,692
                                            223,562   4,375,000         X            4                     4,375,000
Sanofi Aventis        ADR   80105N 10 5      14,405     488,500         X            4, 9, 10, 11, 14, 17    488,500
                                             85,407   2,896,133         X            4, 14, 17             2,896,133
                                              4,993     169,300         X            4, 13, 17               169,300
                                             10,321     350,000         X            4, 2, 5, 12, 17         350,000
Sun Trusts Banks
   Inc.               Com   867914 10 3      38,569   2,344,600         X            4, 14, 17             2,344,600
                                             14,147     860,000         X            4, 2, 5, 17             860,000
Torchmark Corp.       Com   891027 10 4       2,872      77,551         X            1, 4, 14, 17             77,551
                                             16,658     449,728         X            4, 2, 5, 17             449,728
                                             61,372   1,656,900         X            4, 14, 17             1,656,900
                                             23,694     639,700         X            4, 13, 17               639,700
                                        -----------
                                         13,334,663
                                        -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2009

Column 1           Column 2   Column 3    Column 4    Column 5          Column 6           Column 7                Column 8
--------           -------- ----------- ----------- ----------- -------------------- -------------------- --------------------------
                                                                     Investment
                                                                     Discretion
                                                                --------------------                           Voting Authority
                                           Market    Shares or         (b)     (c)                        --------------------------
                   Title of    CUSIP     Value (In   Principal  (a)  Shared- Shared-        Other              (a)     (b)     (c)
Name of Issuer       Class     Number    Thousands)   Amount $  Sole Defined  Other        Managers           Sole    Shared   None
--------------     -------- ----------- ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
US Bancorp            Com   902973 30 4     417,667  23,307,300         X            4, 2, 5, 17           23,307,300
                                            372,177  20,768,826         X            4, 14, 17             20,768,826
                                            149,901   8,365,000         X            4                      8,365,000
                                            179,200  10,000,000         X            4, 3, 17, 19, 20, 21  10,000,000
                                             38,958   2,174,000         X            4, 2, 5, 12, 17        2,174,000
                                             31,270   1,745,000         X            4, 18                  1,745,000
                                             48,013   2,679,300         X            4, 9, 10, 11, 14, 17   2,679,300
USG Corporation       Com   903293 40 5     171,917  17,072,192         X            4, 14, 17             17,072,192
Union Pacific
   Corp.              Com   907818 10 8     463,646   8,906,000         X            4, 2, 5, 17            8,906,000
                                             33,943     652,000         X            4, 14, 17                652,000
United Parcel
   Service Inc.       Com   911312 10 6      71,446   1,429,200         X            4                      1,429,200
United Health
   Group Inc.         Com   91324P 10 2      84,932   3,400,000         X            4, 9, 10, 11, 14, 17   3,400,000
Wabco Holdings
   Inc.               Com   92927K 10 2      47,790   2,700,000         X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart Stores,
   Inc.               Com   931142 10 3     920,278  18,998,300         X            4, 14, 17             18,998,300
                                             45,824     946,000         X            4, 9, 10, 11, 14, 17     946,000
Washington Post
   Co.                Cl B  939640 10 8     314,956     894,304         X            4, 14, 17                               894,304
                                             52,232     148,311         X            4, 5, 1, 6, 14, 17                      148,311
                                            228,271     648,165         X            4, 13, 17                               648,165
                                             13,025      36,985         X            4, 15, 17                                36,985
Wells Fargo & Co.
   Del                Com   949746 10 1   1,297,653  53,489,420         X            4, 2, 5, 17           53,489,420
                                            306,724  12,643,200         X            4, 3, 17, 19, 20, 21  12,643,200
                                            929,474  38,313,040         X            4, 13, 17             38,313,040
                                             67,637   2,788,000         X            4, 15, 17              2,788,000
                                             24,260   1,000,000         X            4, 17                  1,000,000
                                          3,385,382 139,545,832         X            4, 14, 17            139,545,832
                                             39,052   1,609,720         X            4, 16, 17              1,609,720
                                             41,242   1,700,000         X            4, 8, 17               1,700,000
                                             19,893     820,000         X            4, 7, 17                 820,000
                                            533,720  22,000,000         X            4, 9, 10, 11, 14, 17  22,000,000
                                            388,160  16,000,000         X            4, 1, 6, 14, 17       16,000,000
                                            194,080   8,000,000         X            4                      8,000,000
                                             65,502   2,700,000         X            4, 2, 5, 12, 17        2,700,000
                                             48,520   2,000,000         X            4, 18                  2,000,000
Wellpoint Inc.        Com  949773V 10 7     178,115   3,500,000         X            4, 9, 10, 11, 14, 17   3,500,000
Wesco Finl Corp.      Com   950817 10 6   1,659,598   5,703,087         X            4, 3, 17               5,703,087
                                        -----------
                                         12,864,458
                                        -----------
GRAND TOTAL                             $48,954,993
                                        ===========